ACQUISITIONS OF CONSOLIDATED ENTITIES	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS OF CONSOLIDATED ENTITIES	ACQUISITIONS OF CONSOLIDATED ENTITIES
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the six months ended June 30, 2024.

AS AT JUN. 30, 2024 (MILLIONS)	Infrastructure	Private Equity and Other	Total
Cash and cash equivalents	$95	$4	$99
Accounts receivable and other	134	43	177
Assets classified as held for sale	270	—	270
Property, plant and equipment	2,444	34	2,478
Intangible assets	288	43	331
Goodwill	—	45	45
Total assets	3,231	169	3,400
Less:
Accounts payable and other	(1,582)	(37)	(1,619)
Liabilities associated with assets classified as held for sale	(70)	—	(70)
Non-recourse borrowings	—	(13)	(13)
Deferred income tax liabilities	(205)	(8)	(213)
Non-controlling interests[1]	—	(4)	(4)
	(1,857)	(62)	(1,919)
Net assets acquired[2]	$1,374	$107	$1,481
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Net assets acquired is typically equal to total consideration. Total consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
During the six months ended June 30, 2024, Brookfield acquired $3.4 billion of total assets and assumed $1.9 billion of total liabilities through business combinations. Total consideration transferred for the business combinations was $910 million. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis. No material changes were made to provisional allocations.
Infrastructure
On January 12, 2024, a subsidiary of the company, alongside institutional partners, completed the acquisition of Cyxtera Technologies Inc. (“Cyxtera”), a data center portfolio in the U.S., through its U.S. retail colocation data center operation subsidiary. The subsidiary has an effective 29% interest in Cyxtera. The total consideration paid for the business was $803 million, and a bargain purchase gain of $571 million was recorded in fair value changes. No goodwill was recognized.